Debt (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Debt
Summary of long-term debt

(Thousands)	March 31, 2023	December 31, 2022
Term loan facility	$170,625	$175,000
Revolving credit facility	55,000	—
International trade finance lines	42,855	42,905
International notes payable	1,528	1,750
Other loans	21	25
Total debt	270,029	219,680
Unamortized debt costs	(2,602)	(2,769)
Current maturities of long-term debt	(9,287)	(11,504)
Short-term debt	(42,855)	(42,905)
Long-term debt, net	$215,285	$162,502

(Thousands)	December 31, 2022	December 31, 2021
Term loan facility	$175,000	$—
Prior term loan facility	—	235,668
Prior ABL facility	—	51,890
International trade finance lines	42,905	4,510
International notes payable	1,750	3,126
Other loans	25	25
Total debt	219,680	295,219
Unamortized debt costs	(2,769)	(4,910)
Current maturities of long-term debt	(11,504)	(8,735)
Short-term debt	(42,905)	(4,510)
Long-term debt, net	$162,502	$277,064

Schedule of debt payments required in each of the next five years

(Thousands)
2023	$11,504
2024	9,367
2025	10,244
2026	14,408
2027	131,252
Thereafter	—
Total	$176,775